Net Loss Per Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net (loss) income attributable to common stockholders, basic	$ (64,424)	$ 938	$ (18,499)	$ (9,712)
Less: undistributed earnings attributable to participating securities	0	(938)
Net (loss) income attributable to common stockholders, diluted	$ (64,424)	$ 0	$ (18,499)	$ (9,712)
Denominator:
Weighted-average number of shares used to compute net loss per share attributable to common stockholders, basic (in shares)	66,007,461	61,598,361	17,386,008	11,946,614
Dilutive effect of common share equivalents (in shares)	0	54,714,474
Dilutive effect of common share equivalents (in shares)	66,007,461	116,312,835	17,386,008	11,946,614
Net (loss) income per share attributed to common stockholders:
Basic (in dollars per share)	$ (0.98)	$ 0.00	$ (1.06)	$ (0.81)
Diluted (in dollars per share)	$ (0.98)	$ 0.00	$ (1.06)	$ (0.81)